UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                                           Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

                                                                      Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/14

Item 1. Schedule of Investments.

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants/Units	Value
Common Stocks and Other Equity Interests 1.5%
Consumer Services 0.0%†
[a,b]Station Casinos Inc., wts., 6/17/18	United States	136,789	$210,654
Diversified Financials 1.3%
iShares iBoxx High Yield Corporate Bond ETF	United States	1,000,000	94,930,000
Materials 0.1%
NewPage Holdings Inc.	United States	60,000	5,550,000
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	3,364	3,448,326
Total Common Stocks and Other Equity Interests (Cost $111,524,369)			104,138,980
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	134	177,550
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	7,283	7,464,685
Total Convertible Preferred Stocks (Cost $10,999,851)			7,642,235
Preferred Stocks (Cost $8,655,000) 0.2%
Diversified Financials 0.2%
GMAC Capital Trust I, 8.125%, pfd.	United States	346,200	9,399,330
		Principal Amount*
Corporate Bonds 93.2%
Automobiles & Components 1.3%
[c]General Motors Co., senior bond, 144A, 4.875%, 10/02/23	United States	15,000,000	15,787,500
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	20,000,000	22,450,000
6.50%, 3/01/21	United States	25,200,000	27,657,000
[c]International Automotive Components Group SL, senior secured note, 144A, 9.125%,
6/01/18	United States	20,000,000	21,137,500
			87,032,000
Banks 1.8%
CIT Group Inc., senior note,
5.25%, 3/15/18	United States	9,000,000	9,798,750
5.375%, 5/15/20	United States	21,550,000	23,381,750
5.00%, 8/15/22	United States	33,650,000	35,483,050
[c]144A, 6.625%, 4/01/18	United States	6,925,000	7,842,563
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	40,000,000	42,175,000
			118,681,113
Capital Goods 3.1%
[c]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	35,000,000	39,550,000
7.75%, 2/01/20	Spain	10,700,000	11,663,000
[c]CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	20,000,000	20,012,500
[c]DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	United States	14,300,000	14,228,500
Meritor Inc., senior note,
10.625%, 3/15/18	United States	25,000,000	26,468,750
6.75%, 6/15/21	United States	7,000,000	7,472,500
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	15,000,000	15,731,250
Terex Corp., senior note, 6.00%, 5/15/21	United States	20,000,000	21,150,000
Triumph Group Inc., senior note, 4.875%, 4/01/21	United States	26,500,000	26,301,250
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	23,525,000	25,171,750
			207,749,500
Commercial & Professional Services 0.8%
[c]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	30,000,000	32,737,500
[b,d]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
[c,e]Igloo Holdings Corp., senior note, 144A, PIK, 8.25%, 12/15/17	United States	8,900,000	9,133,625

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Interactive Data Corp., senior note, 10.25%, 8/01/18	United States	10,000,000	10,835,520
			52,707,550
Consumer Durables & Apparel 3.8%
D.R. Horton Inc., senior note, 3.75%, 3/01/19	United States	24,300,000	24,603,750
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,600,000	38,759,500
senior note, 7.00%, 12/15/21	United States	13,900,000	14,942,500
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	21,000,000	22,811,250
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	15,000,000	16,612,500
[c]SIWF Merger Sub Inc./Springs Industries Inc., senior secured note, 144A, 6.25%,
6/01/21	United States	11,800,000	12,124,500
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	25,000,000	26,718,750
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	20,746,000	22,976,195
5.25%, 4/15/21	United States	15,500,000	15,383,750
5.625%, 3/01/24	United States	10,400,000	10,400,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	21,500,000	22,252,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	30,000,000	29,175,000
			256,760,195
Consumer Services 2.7%
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	United States	40,000,000	40,950,000
first lien, 9.00%, 2/15/20	United States	21,400,000	20,918,500
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	16,330,000	18,146,712
[c,d]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	20,000,000	50,000
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	25,000,000	26,780,000
6.875%, 4/01/16	United States	10,000,000	11,025,000
6.75%, 10/01/20	United States	9,200,000	10,189,000
6.625%, 12/15/21	United States	12,950,000	14,228,813
7.75%, 3/15/22	United States	5,000,000	5,762,500
[c]Paris Las Vegas Holding LLC, senior secured note, first lien, 144A, 8.00%, 10/01/20	United States	15,000,000	16,031,250
Pinnacle Entertainment Inc., senior sub. note, 7.75%, 4/01/22	United States	3,650,000	3,996,750
[c]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	14,100,000	14,805,000
			182,883,525
Diversified Financials 5.4%
Ally Financial Inc., senior note,
5.50%, 2/15/17	United States	15,000,000	16,462,500
7.50%, 9/15/20	United States	31,700,000	38,475,875
[f]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	60,000,000	68,725,800
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	22,500,000	24,525,000
General Motors Financial Co. Inc.,
senior bond, 4.25%, 5/15/23	United States	11,200,000	11,340,000
senior note, 3.25%, 5/15/18	United States	5,800,000	5,959,500
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	10,000,000	11,975,000
[f]JPMorgan Chase & Co., junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	43,300,000	43,300,000
[c]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	6,700,000	7,085,250
5.875%, 3/15/22	United States	15,000,000	15,825,000
[c]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	United States	10,000,000	10,525,000
9.50%, 10/15/20	United States	25,300,000	27,134,250
SLM Corp., senior note,
8.45%, 6/15/18	United States	33,000,000	39,187,500
5.50%, 1/15/19	United States	42,200,000	44,790,278
4.875%, 6/17/19	United States	4,000,000	4,140,432
			369,451,385
Energy 25.6%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	10,000,000	10,725,000
4.875%, 5/15/23	United States	25,000,000	25,625,000
[c]Antero Resources Corp., senior note, 144A, 5.375%, 11/01/21	United States	13,900,000	14,221,438

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)
[c]Atlas Resource Escrow Co., senior note, 144A, 9.25%, 8/15/21	United States	15,000,000	16,087,500
BreitBurn Energy Partners LP/Finance Corp., senior bond, 7.875%, 4/15/22	United States	35,900,000	39,310,500
Calumet Specialty Products Partners LP/Finance Corp., senior note,
9.375%, 5/01/19	United States	17,400,000	19,314,000
9.625%, 8/01/20	United States	13,900,000	15,915,500
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	24,200,000	26,196,500
7.50%, 9/15/20	United States	10,100,000	11,160,500
CGG, senior note,
9.50%, 5/15/16	France	3,600,000	3,762,000
7.75%, 5/15/17	France	6,800,000	6,970,000
6.50%, 6/01/21	France	30,000,000	30,975,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	15,000,000	17,175,000
8.25%, 9/01/21	United States	10,000,000	11,000,000
7.625%, 11/15/22	United States	6,700,000	7,303,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	11,300,000	11,992,125
senior secured note, first lien, 9.25%, 10/15/20	Canada	40,500,000	44,220,937
Chesapeake Energy Corp., senior note,
9.50%, 2/15/15	United States	5,000,000	5,406,250
6.625%, 8/15/20	United States	50,000,000	57,375,000
6.125%, 2/15/21	United States	5,000,000	5,550,000
5.75%, 3/15/23	United States	12,700,000	13,716,000
Clayton Williams Energy Inc., senior note,
7.75%, 4/01/19	United States	28,000,000	29,680,000
[c]144A, 7.75%, 4/01/19	United States	12,000,000	12,720,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	25,000,000	27,312,500
6.375%, 3/01/21	United States	3,400,000	3,621,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,
8.875%, 2/15/18	United States	20,000,000	21,012,500
7.125%, 6/01/22	United States	8,968,000	10,358,040
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	30,000,000	31,650,000
Eagle Rock Energy Partners LP/Finance Corp., senior note, 8.375%, 6/01/19	United States	40,000,000	43,600,000
El Paso Corp., senior note, 7.00%, 6/15/17	United States	10,000,000	11,356,910
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	8,800,000	8,965,000
senior note, 7.50%, 10/15/20	United States	45,000,000	51,637,500
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	28,000,000	30,730,000
[c]144A, 7.50%, 12/15/21	United States	8,200,000	8,610,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	26,075,000	28,291,375
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	35,000,000	36,640,625
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	35,000,000	36,225,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	20,000,000	21,150,000
8.875%, 5/15/21	United States	16,500,000	16,871,250
[c]144A, 9.25%, 2/15/22	United States	15,200,000	15,656,000
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	30,000,000	33,225,000
[c]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	25,000,000	25,265,100
senior secured note, 144A, 5.00%, 2/15/21	United States	4,700,000	4,753,453
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	15,000,000	16,762,500
5.50%, 1/15/21	United States	9,900,000	10,246,500
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	5,237,500
8.625%, 4/15/20	United States	15,000,000	16,425,000
7.75%, 2/01/21	United States	12,000,000	13,050,000
[c]144A, 6.25%, 11/01/19	United States	25,000,000	26,187,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
8.875%, 4/01/18	United States	13,134,000	13,774,283
7.25%, 2/15/21	United States	26,100,000	27,470,250

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)
Memorial Production Partners LP/Memorial Production Finance Corp., senior note,
7.625%, 5/01/21	United States	20,000,000	21,200,000
[c]144A, 7.625%, 5/01/21	United States	20,000,000	21,200,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	20,000,000	21,250,000
[c]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	11,800,000	12,567,000
[c]Oasis Petroleum Inc., senior note, 144A, 6.875%, 3/15/22	United States	20,000,000	21,800,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	15,100,000	15,515,250
senior secured note, first lien, 7.50%, 11/01/19	United States	31,400,000	33,892,375
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	45,000,000	49,612,500
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	6,900,000	7,814,250
6.00%, 11/15/18	United States	15,000,000	16,312,500
6.50%, 9/15/20	United States	12,500,000	13,312,500
6.25%, 11/15/21	United States	30,000,000	31,087,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	21,300,000	23,536,500
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,
8.375%, 6/01/20	United States	16,576,000	18,606,560
6.50%, 5/15/21	United States	10,000,000	10,700,000
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	25,000,000	25,250,000
5.25%, 5/01/23	United States	11,500,000	11,528,750
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	40,000,000	43,200,000
Quicksilver Resources Inc.,
[c,g] secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	30,000,000	29,868,750
senior note, 9.125%, 8/15/19	United States	15,000,000	15,337,500
[c]Sabine Pass Liquefaction LLC,
first lien, 144A, 6.25%, 3/15/22	United States	5,000,000	5,181,250
secured note, 144A, 5.625%, 2/01/21	United States	45,000,000	46,350,000
senior secured note, 144A, 5.625%, 4/15/23	United States	13,300,000	13,133,750
[c]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	50,000,000	55,812,500
[c]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	32,500,000	34,125,000
Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20	United States	25,000,000	27,062,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	42,000,000	45,675,000
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	35,000,000	35,787,500
			1,739,205,471
Food, Beverage & Tobacco 3.1%
[c]Agrokor DD, senior note, 144A, 8.875%, 2/01/20	Croatia	9,500,000	10,331,250
Constellation Brands Inc., senior note,
3.75%, 5/01/21	United States	5,500,000	5,362,500
4.25%, 5/01/23	United States	11,600,000	11,397,000
[c]Darling Escrow Corp., senior note, 144A, 5.375%, 1/15/22	United States	8,800,000	9,042,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	40,000,000	41,700,000
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	30,300,000	30,792,375
[c]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	32,400,000	35,640,000
7.25%, 6/01/21	United States	14,900,000	15,831,250
[c]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	6,400,000	6,872,000
7.375%, 2/15/22	United States	22,000,000	24,062,500
[c]Sun Merger Sub Inc., senior note, 144A,
5.25%, 8/01/18	United States	7,300,000	7,674,125
5.875%, 8/01/21	United States	8,450,000	8,719,344
			207,424,344
Health Care Equipment & Services 5.3%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	37,000,000	40,792,500
senior sub. note, 6.50%, 6/15/20	United States	5,900,000	6,224,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note,
7.75%, 2/15/19	United States	20,000,000	21,700,000
6.00%, 10/15/21	United States	9,000,000	9,427,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	32,500,000	36,270,000
senior note, 7.125%, 7/15/20	United States	13,300,000	14,546,875

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)
[c]senior note, 144A, 5.125%, 8/01/21	United States	4,100,000	4,251,188
[c]senior note, 144A, 6.875%, 2/01/22	United States	4,600,000	4,901,875
senior secured note, 5.125%, 8/15/18	United States	12,700,000	13,477,875
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	19,300,000	20,506,250
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	15,000,000	16,575,000
HCA Holdings Inc., senior note, 7.75%, 5/15/21	United States	10,000,000	11,106,250
HCA Inc.,
senior note, 8.00%, 10/01/18	United States	5,000,000	5,975,000
senior note, 7.50%, 2/15/22	United States	8,100,000	9,416,250
senior note, 5.875%, 5/01/23	United States	36,300,000	38,478,000
senior secured bond, 7.25%, 9/15/20	United States	4,300,000	4,687,000
senior secured note, 7.875%, 2/15/20	United States	15,000,000	16,087,500
senior secured note, 5.875%, 3/15/22	United States	30,000,000	32,850,000
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	30,000,000	33,675,000
[c]144A, 6.00%, 10/01/20	United States	6,700,000	7,215,062
United Surgical Partners International Inc., senior note, 9.00%, 4/01/20	United States	12,200,000	13,814,060
			361,977,685
Materials 10.6%
[c]Albea Beauty Holdings SA, first lien, 144A, 8.375%, 11/01/19	United States	25,000,000	26,937,500
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	32,300,000	34,924,375
[c]Ardagh Packaging Finance PLC,
senior note, 144A, 9.125%, 10/15/20	Luxembourg	6,100,000	6,801,500
senior secured note, 144A, 7.375%, 10/15/17	Luxembourg	5,000,000	5,362,500
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	4,100,000	4,264,000
senior note, 144A, 9.125%, 10/15/20	Luxembourg	12,700,000	14,097,000
senior note, 144A, 7.00%, 11/15/20	Luxembourg	2,647,059	2,759,559
senior note, 144A, 6.75%, 1/31/21	Luxembourg	4,500,000	4,671,563
senior secured note, first lien, 144A, 7.375%, 10/15/17	Luxembourg	5,900,000	6,313,000
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	31,000,000	29,372,500
[c]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	7,100,000	8,172,100
[c]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	2,200,000	2,277,000
senior secured note, 144A, 9.00%, 1/11/18	Mexico	50,000,000	54,625,000
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	45,000,000	44,437,500
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	1,200,000	1,213,500
[c]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	20,000,000	21,900,000
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	33,882,000	35,067,870
7.00%, 2/15/21	Canada	39,882,000	41,377,575
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	4,800,000	4,977,000
6.00%, 4/01/17	Australia	5,000,000	5,287,500
6.875%, 2/01/18	Australia	25,000,000	26,406,250
8.25%, 11/01/19	Australia	25,000,000	27,656,250
6.875%, 4/01/22	Australia	5,000,000	5,443,750
[c]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	5,000,000	5,562,500
7.50%, 5/01/20	Switzerland	8,600,000	9,465,375
[c]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	22,100,000	23,039,250
5.875%, 2/15/19	Switzerland	9,000,000	9,292,500
[c]LSB Industries Inc., senior note, 144A, 7.75%, 8/01/19	United States	25,000,000	26,937,500
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	20,000,000	22,600,000
[c]Orion Engineered Carbons Bondco GmbH, senior secured note, first lien, 144A,
9.625%, 6/15/18	Germany	15,533,000	17,018,343
[c,e]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	14,100,000	14,690,437
[c]Perstorp Holding AB, first lien, 144A, 8.75%, 5/15/17	Sweden	9,400,000	10,109,460
[c]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	19,700,000	20,389,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	23,600,000	24,780,000
senior note, 8.50%, 5/15/18	United States	32,000,000	33,760,000
senior note, 9.00%, 4/15/19	United States	2,300,000	2,484,000
senior note, 9.875%, 8/15/19	United States	7,500,000	8,493,750

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)
senior note, 8.25%, 2/15/21	United States	20,000,000	21,950,000
senior secured note, 7.875%, 8/15/19	United States	10,000,000	11,100,000
[c]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	9,100,000	10,248,875
6.50%, 12/01/20	United States	8,900,000	9,890,125
8.375%, 9/15/21	United States	7,000,000	8,111,250
[c]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	12,750,000	13,833,750
			718,101,407
Media 7.2%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	15,000,000	17,925,000
[c]CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
senior bond, 144A, 5.625%, 2/15/24	United States	1,500,000	1,552,500
senior note, 144A, 5.25%, 2/15/22	United States	2,700,000	2,774,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	17,700,000	17,744,250
senior bond, 5.125%, 2/15/23	United States	15,000,000	14,700,000
senior note, 6.50%, 4/30/21	United States	10,000,000	10,737,500
Clear Channel Communications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	45,000,000	47,362,500
senior secured note, first lien, 11.25%, 3/01/21	United States	15,000,000	16,837,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,718,750
senior note, 6.50%, 11/15/22	United States	6,500,000	6,955,000
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,782,000
senior sub. note, 7.625%, 3/15/20	United States	25,000,000	27,187,500
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	5,000,000	5,831,250
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	25,000,000	28,312,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,975,000
senior note, 7.125%, 2/01/16	United States	30,000,000	33,075,000
senior note, 6.75%, 6/01/21	United States	5,000,000	5,612,500
senior note, 5.875%, 7/15/22	United States	30,000,000	31,650,000
[c]Gannett Co. Inc.,
senior bond, 144A, 6.375%, 10/15/23	United States	27,600,000	29,187,000
senior note, 144A, 5.125%, 10/15/19	United States	19,400,000	20,418,500
senior note, 144A, 5.125%, 7/15/20	United States	14,700,000	15,214,500
[c]Live Nation Entertainment Inc., senior note, 144A, 7.00%, 9/01/20	United States	7,100,000	7,827,750
[c]The Nielsen Co. (Luxembourg) Sarl, senior note, 144A, 5.50%, 10/01/21	United States	16,100,000	16,955,312
[c]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	14,025,000	14,796,375
[c]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	23,850,000	26,592,750
senior secured note, 144A, 6.875%, 5/15/19	United States	20,000,000	21,550,000
senior secured note, 144A, 5.125%, 5/15/23	United States	8,000,000	8,240,000
[c]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	30,000,000	32,212,500
[c]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	4,700,000	5,137,688
[c]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	9,500,000	9,754,505
			486,619,880
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
[c,e]Capsugel SA, senior note, 144A, PIK, 7.00%, 5/15/19	United States	11,700,000	12,160,687
[c]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	22,075,000	23,620,250
[c,e]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	25,090,000	26,532,675
[c]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	9,200,000	10,350,000
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	23,550,000	25,610,625
[c]Salix Pharmaceuticals Ltd., senior note, 144A, 6.00%, 1/15/21	United States	6,300,000	6,756,750
[c]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	15,400,000	17,633,000
5.625%, 12/01/21	United States	3,700,000	3,935,875
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,600,000	46,753,500
			173,353,362
Real Estate 0.2%
CB Richard Ellis Services Inc., senior bond, 5.00%, 3/15/23	United States	17,200,000	17,286,000

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Retailing 0.2%
[c]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	15,400,000	16,555,000
Semiconductors & Semiconductor Equipment 1.2%
Freescale Semiconductor Inc.,
senior note, 8.05%, 2/01/20	United States	35,000,000	38,587,500
senior note, 10.75%, 8/01/20	United States	11,610,000	13,554,675
[c]senior secured note, 144A, 6.00%, 1/15/22	United States	5,900,000	6,276,125
[c]NXP BV/NXP Funding LLC, senior note, 144A, 5.75%, 2/15/21	Netherlands	20,000,000	21,400,000
			79,818,300
Software & Services 3.2%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	29,800,000	31,476,250
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	37,000,000	37,740,000
senior note, 4.875%, 4/01/20	United States	10,000,000	10,212,500
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	35,000,000	42,000,000
[c]senior note, 144A, 11.25%, 1/15/21	United States	15,000,000	17,137,500
[c]senior secured bond, 144A, 8.25%, 1/15/21	United States	37,000,000	40,330,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	18,675,000	19,608,750
West Corp., senior note, 7.875%, 1/15/19	United States	15,000,000	16,200,000
			214,705,000
Technology Hardware & Equipment 1.8%
[c]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	42,200,000	45,154,000
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	12,200,000	12,688,000
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	20,000,000	22,100,000
[c,e]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	11,200,000	11,900,000
[c]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	22,008,000	24,098,760
Lucent Technologies Inc., 6.45%, 3/15/29	France	8,000,000	7,820,000
			123,760,760
Telecommunication Services 9.3%
[c]Altice Financing SA, secured note, 144A, 6.50%, 1/15/22	Luxembourg	7,200,000	7,510,500
[c]Altice Finco SA, senior note, 144A, 8.125%, 1/15/24	Luxembourg	6,400,000	6,796,000
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	6,300,000	6,709,500
senior note, 5.80%, 3/15/22	United States	30,000,000	30,900,000
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	10,000,000	11,375,000
Crown Castle International Corp., senior bond,
7.125%, 11/01/19	United States	1,500,000	1,608,750
5.25%, 1/15/23	United States	15,400,000	15,862,000
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	31,600,000	33,463,452
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	24,400,000	24,461,000
[c]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	25,000,000	27,406,250
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	4,800,000	5,112,000
senior note, 8.75%, 4/15/22	United States	10,000,000	11,500,000
senior note, 7.125%, 1/15/23	United States	10,000,000	10,575,000
senior note, 7.875%, 1/15/27	United States	23,000,000	23,172,500
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	20,000,000	21,125,000
[c]senior bond, 144A, 5.50%, 8/01/23	Luxembourg	15,000,000	14,887,500
senior note, 7.25%, 10/15/20	Luxembourg	20,100,000	21,934,125
senior note, 7.50%, 4/01/21	Luxembourg	35,000,000	38,762,500
[c]Lynx I Corp., first lien, 144A, 5.375%, 4/15/21	United Kingdom	13,400,000	13,835,500
[c]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,500,000	1,593,750
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	29,200,000	30,495,750
[b,d]RSL Communications PLC,
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000	489,500
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000	87,500
[c]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	10,900,000	11,472,250
senior note, 144A, 7.875%, 9/15/23	United States	4,700,000	5,217,000

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	40,000,000		47,050,000
6.00%, 11/15/22	United States	7,500,000		7,725,000
[c]144A, 9.00%, 11/15/18	United States	60,000,000		73,650,000
[c]144A, 7.00%, 3/01/20	United States	9,800,000		11,368,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	7,400,000		7,862,500
senior note, 6.542%, 4/28/20	United States	11,700,000		12,709,125
senior note, 6.633%, 4/28/21	United States	9,000,000		9,776,250
senior note, 6.125%, 1/15/22	United States	4,200,000		4,452,000
senior note, 6.731%, 4/28/22	United States	9,000,000		9,753,750
[c]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	50,000,000		53,000,000
[c,e]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%,
7/15/17	Italy	5,384,537		5,626,841
7/15/17	Italy	8,122,114	EUR	11,628,837
				630,954,630
Transportation 1.9%
[c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	19,200,000		16,560,000
HDTFS Inc., senior note, 5.875%, 10/15/20	United States	10,000,000		10,650,000
Hertz Corp., senior note,
7.50%, 10/15/18	United States	15,000,000		16,087,500
6.75%, 4/15/19	United States	26,800,000		28,843,500
Marquette Transportation Co. Inc./Finance Corp., senior secured note, 10.875%,
1/15/17	United States	20,000,000		21,150,000
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	18,800,000		19,411,000
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	18,600,000		18,844,125
				131,546,125
Utilities 2.2%
[c]Calpine Corp.,
senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	14,100,000		14,523,000
senior secured note, 144A, 7.875%, 7/31/20	United States	8,022,000		9,004,695
senior secured note, 144A, 7.50%, 2/15/21	United States	18,412,000		20,391,290
senior secured note, 144A, 7.875%, 1/15/23	United States	7,960,000		8,994,800
senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	3,600,000		3,834,000
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	30,000,000		31,743,750
[c]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	60,000,000		44,475,000
[c]Viridian Group FundCo II, senior note, 144A, 11.125%, 4/01/17	United Kingdom	15,000,000		16,709,565
				149,676,100
Total Corporate Bonds (Cost $5,969,335,193)				6,326,249,332
[g]Senior Floating Rate Interests 1.4%
Capital Goods 0.2%
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	11,747,428		11,935,880
Household & Personal Products 0.6%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	42,280,500		40,562,855
Telecommunication Services 0.4%
Altice Financing SA, Loans, 5.50%, 6/24/19	Luxembourg	30,000,000		30,543,750
Utilities 0.2%
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.737%, 10/10/17	United States	19,083,845		13,349,150
Total Senior Floating Rate Interests (Cost $98,319,554)				96,391,635
Litigation Trusts (Cost $—) 0.0%
[a,b]NewPage Corp., Litigation Trust	United States	30,000,000		—
Total Investments before Short Term Investments (Cost $6,198,833,967)				6,543,821,512
		Shares
Short Term Investments (Cost $183,774,741) 2.7%
Money Market Funds 2.7%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	183,774,741		183,774,741

Franklin High Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)
Total Investments (Cost $6,382,608,708) 99.1%	6,727,596,253
Other Assets, less Liabilities 0.9%	62,392,124
Net Assets 100.0%	$6,789,988,377

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2014, the aggregate value of these securities was $788,559, representing 0.01% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 28, 2014, the aggregate value of these securities was $2,660,664,107, representing 39.19% of net assets.
d Defaulted security or security for which income has been deemed uncollectible.
e Income may be received in additional securities and/or cash.
f Perpetual security with no stated maturity date.
g The coupon rate shown represents the rate at period end.
h The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At February 28, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation		Depreciation
Euro	DBAB	Sell	2,575,000	$3,315,570	4/04/14		$-	$(237,850)
Euro	DBAB	Sell	4,700,000	6,448,400	12/17/14		-	(38,805)
	Net unrealized appreciation (depreciation)							$(276,655)

aMay be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB - Deutsche Bank AG

Currency
EUR	-	Euro

Selected Portfolio

ETF - Exchange Traded Fund
FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin High Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. The Fund did not hold any credit default swap contracts at period end.

4. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,395,772,133

Unrealized appreciation	$418,459,357
Unrealized depreciation	(86,635,237)
Net unrealized appreciation (depreciation)	$331,824,120

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$-	$210,654		$210,654
Materials	-	5,550,000	-		5,550,000
Transportation	-	11,090,561	-		11,090,561
Other Equity Investments[b]	104,329,330	-	-		104,329,330
Corporate Bonds	-	6,325,671,427	577,905		6,326,249,332
Senior Floating Rate Interests	-	96,391,635	-		96,391,635
Litigation Trusts	-	-	-	C	-
Short Term Investments	183,774,741	-	-		183,774,741
Total Investments in Securities	$288,104,071	$6,438,703,623	$788,559		$6,727,596,253

Liabilities:
Forw ard Exchange Contracts	-	276,655	-		276,655

[a]Includes common, preferred, convertible preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at February 28, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014